Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 30, 2012
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST X
Central Index Key	dei_EntityCentralIndexKey	0000783740
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 30, 2012
Prospectus Date	rr_ProspectusDate	Sep 28, 2011

MFS Emerging Markets Equity Fund (Prospectus Summary): | MFS Emerging Markets Equity Fund
MFS�� Emerging Markets Equity Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is May 30, 2012.

MFS�� Emerging Markets Equity Fund

The ticker symbol chart located on the front cover page is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	MEMAX
Class B	MEMBX
Class C	MEMCX
Class I	MEMIX
Class R1	MEMRX
Class R2	MEMFX
Class R3	MEMGX
Class R4	MEMHX
Class R5 (formerly Class W)	MEMJX

The sub-sections entitled "Fees and Expenses��� and ���Example��� beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements. The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in ���Sales Charges and Waivers or Reductions��� on page 7 of the fund���s prospectus and ���Waivers of Sales Charges��� on page I-15 of the fund���s statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Emerging Markets Equity Fund	A		B	C	I	R1	R2	R3	R4	R5
Shareholder Fees, Column Name	A		B	C	I	ALL R	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Emerging Markets Equity Fund	A	B	C	I	R1	R2	R3	R4	R5
Operating Expenses, Column Name	A	B	C	I	R1	R2	R3	R4	R5
Management Fee	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.36%
Total Annual Fund Operating Expenses	1.76%	2.51%	2.51%	1.51%	2.51%	2.01%	1.76%	1.51%	1.40%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund���s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Emerging Markets Equity Fund (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	744	1,097	1,474	2,529
B	Class B Shares assuming redemption at end of period	654	1,082	1,536	2,662
C	Class C Shares assuming redemption at end of period	354	782	1,336	2,846
I	Class I Shares	154	477	824	1,802
R1	Class R1 Shares	254	782	1,336	2,846
R2	Class R2 Shares	204	631	1,083	2,338
R3	Class R3 Shares	179	554	954	2,073
R4	Class R4 Shares	154	477	824	1,802
R5	Class R5 Shares	143	443	766	1,680

Expense Example, No Redemption MFS Emerging Markets Equity Fund (USD $)	Expense Example, No Redemption, By Year, Column	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	254	782	1,336	2,662
C	Class C Shares assuming no redemption at end of period	254	782	1,336	2,846

The sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:
Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund���s performance over time and how the fund���s performance over time compares with that of a broad measure of market performance.

The fund���s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund���s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the three-month period ended March 31, 2012 was 14.91%. During the period(s) shown in the bar chart, the highest quarterly return was 30.53% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (30.59)% (for the calendar quarter ended September 30, 2008).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Emerging Markets Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
B	B Shares Returns Before Taxes	(22.65%)	(0.78%)	12.22%
C	C Shares Returns Before Taxes	(20.20%)	(0.48%)	12.05%
I	I Shares Returns Before Taxes	(18.61%)	0.51%	13.17%
R1	R1 Shares Returns Before Taxes	(19.40%)	(0.48%)	12.05%
R2	R2 Shares Returns Before Taxes	(19.02%)	0.02%	12.61%
R3	R3 Shares Returns Before Taxes	(18.82%)	0.26%	12.89%
R4	R4 Shares Returns Before Taxes	(18.61%)	0.52%	13.18%
R5	R5 Shares Returns Before Taxes	(18.61%)	0.51%	13.17%
A	A Shares Returns Before Taxes	(23.48%)	(0.95%)	12.11%
A After Taxes on Distributions	A Shares Returns After Taxes on Distributions	(23.37%)	(1.70%)	11.36%
A After Taxes on Distributions and Sales	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(15.01%)	(0.76%)	10.83%
Index Comparison (Reflects no deduction for fees, expenses or taxes) MSCI Emerging Markets Index (gross div)	Index Comparison (Reflects no deduction for fees, expenses or taxes) MSCI Emerging Markets Index (gross div)	(18.17%)	2.70%	14.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund���s classes of shares, and after-tax returns for the fund���s other classes of shares will vary from the returns shown.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 28, 2011
MFS Emerging Markets Equity Fund (Prospectus Summary): | MFS Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS�� Emerging Markets Equity Fund
Supplement Text	ck0000783740_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is May 30, 2012.

MFS�� Emerging Markets Equity Fund

The ticker symbol chart located on the front cover page is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	MEMAX
Class B	MEMBX
Class C	MEMCX
Class I	MEMIX
Class R1	MEMRX
Class R2	MEMFX
Class R3	MEMGX
Class R4	MEMHX
Class R5 (formerly Class W)	MEMJX

The sub-sections entitled "Fees and Expenses��� and ���Example��� beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements. The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in ���Sales Charges and Waivers or Reductions��� on page 7 of the fund���s prospectus and ���Waivers of Sales Charges��� on page I-15 of the fund���s statement of additional information Part I.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted to reflect current fee arrangements.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund���s operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund���s performance over time and how the fund���s performance over time compares with that of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund���s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund���s shares. If these sales charges were included, they would reduce the returns shown.
BarChartAndPerformanceTableSubHeading	ck0000783740_Barchartandperformancetablesubheading	The sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund���s performance over time and how the fund���s performance over time compares with that of a broad measure of market performance.

The fund���s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund���s shares. If these sales charges were included, they would reduce the returns shown.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund���s classes of shares, and after-tax returns for the fund���s other classes of shares will vary from the returns shown.
Bar Chart, Heading	rr_BarChartHeading	Class A Bar Chart.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The total return for the three-month period ended March 31, 2012 was 14.91%. During the period(s) shown in the bar chart, the highest quarterly return was 30.53% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (30.59)% (for the calendar quarter ended September 30, 2008).

Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund���s classes of shares, and after-tax returns for the fund���s other classes of shares will vary from the returns shown.

MFS Emerging Markets Equity Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMAX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	A
Management Fee	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class A Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	744
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,097
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,474
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,529
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the three-month period ended
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.91%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.59%)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.53%
Annual Return 2004	rr_AnnualReturn2004	26.71%
Annual Return 2003	rr_AnnualReturn2003	52.02%
Annual Return 2002	rr_AnnualReturn2002	(2.84%)
Annual Return 2007	rr_AnnualReturn2007	35.46%
Annual Return 2006	rr_AnnualReturn2006	29.75%
Annual Return 2005	rr_AnnualReturn2005	35.48%
Annual Return 2010	rr_AnnualReturn2010	23.07%
Annual Return 2009	rr_AnnualReturn2009	68.10%
Annual Return 2008	rr_AnnualReturn2008	(55.55%)
Annual Return 2011	rr_AnnualReturn2011	(18.81%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(23.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.95%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.11%
MFS Emerging Markets Equity Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(23.37%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.70%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.36%
MFS Emerging Markets Equity Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.76%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.83%
MFS Emerging Markets Equity Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMBX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	B
Management Fee	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class B Shares assuming redemption at end of period
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	654
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,082
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,536
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,662
Expense Example, No Redemption, By Year, Column	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares assuming no redemption at end of period
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	254
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	782
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,336
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,662
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(22.65%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.78%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.22%
MFS Emerging Markets Equity Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMCX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	C
Management Fee	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class C Shares assuming redemption at end of period
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	354
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	782
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,336
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,846
Expense Example, No Redemption, By Year, Column	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares assuming no redemption at end of period
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	254
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	782
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,336
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,846
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.20%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.48%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.05%
MFS Emerging Markets Equity Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMIX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	I
Management Fee	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class I Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,802
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.61%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.17%
MFS Emerging Markets Equity Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMRX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R1
Management Fee	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class R1 Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	254
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	782
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,336
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,846
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.40%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.48%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.05%
MFS Emerging Markets Equity Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMFX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R2
Management Fee	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class R2 Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	204
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	631
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,083
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,338
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.61%
MFS Emerging Markets Equity Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMGX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R3
Management Fee	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class R3 Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	179
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	554
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	954
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,073
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.89%
MFS Emerging Markets Equity Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMHX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R4
Management Fee	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class R4 Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,802
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.61%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.18%
MFS Emerging Markets Equity Fund | R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMJX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R5
Management Fee	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class R5 Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R5 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.61%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.17%
MFS Emerging Markets Equity Fund | Index Comparison (Reflects no deduction for fees, expenses or taxes) MSCI Emerging Markets Index (gross div)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparison (Reflects no deduction for fees, expenses or taxes) MSCI Emerging Markets Index (gross div)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.20%

[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.